REGULATORY MATTERS - Schedule of Distribution Rate Orders (Details)		12 Months Ended
	Nov. 19, 2025	Dec. 31, 2025
Public Utilities, General Disclosures [Line Items]
Allowed debt		48.10%
Allowed equity		51.90%
Allowed ROE		9.60%
CEI
Public Utilities, General Disclosures [Line Items]
Allowed debt		51.00%
Allowed equity		49.00%
Allowed ROE		10.50%
MP
Public Utilities, General Disclosures [Line Items]
Allowed ROE		9.80%
OE
Public Utilities, General Disclosures [Line Items]
Allowed debt		51.00%
Allowed equity		49.00%
Allowed ROE		10.50%
PE | West Virginia
Public Utilities, General Disclosures [Line Items]
Allowed ROE		9.80%
PE | Maryland
Public Utilities, General Disclosures [Line Items]
Allowed debt		47.00%
Allowed equity		53.00%
Allowed ROE		9.50%
TE
Public Utilities, General Disclosures [Line Items]
Allowed debt		51.00%
Allowed equity		49.00%
Allowed ROE		10.50%
Ohio Companies
Public Utilities, General Disclosures [Line Items]
Allowed debt	48.80%
Allowed equity	51.20%
Allowed ROE	9.63%